Notes Related to the Consolidated Statement of Income (Loss) - Summary of Number of Outstanding Free Share (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information of operating income loss [line items]
Outstanding, ending balance	2,249,941
Free Shares (“AGA”) Plan
Disclosure of detailed information of operating income loss [line items]
Outstanding, beginning balance	648,345	342,020	217,447
Granted	300,049	431,291	154,440
Forfeited	(181,146)	(124,966)	(27,391)
Acquired	(6,743)	0	(2,476)
Outstanding, ending balance	760,505	648,345	342,020